Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
The changes in the carrying amount of goodwill by business segment for the years ended December 31, 2018 and 2017 are presented in the table below:

(in Millions)	FMC Agricultural Solutions	Total
Balance, December 31, 2016	$498.7	$498.7
Acquisitions (1)	691.8	691.8
Foreign currency adjustments	8.4	8.4
Balance, December 31, 2017	$1,198.9	$1,198.9
Purchase price allocation adjustments (See Note 4)	282.9	282.9
Foreign currency and other adjustments	(13.7)	(13.7)
Balance, December 31, 2018	$1,468.1	$1,468.1

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(1)	Represents goodwill recorded as a result of the DuPont Crop Protection Business Acquisition. See Note 4 for more details.

Our fiscal year 2018 annual goodwill and indefinite life impairment test was performed during the third quarter ended September 30, 2018. We determined no goodwill impairment existed and that the fair value was substantially in excess of the carrying value for each of our goodwill reporting units. There were no events or circumstances indicating that goodwill might be impaired as of December 31, 2018. However, we recorded an immaterial impairment charge in our generic brand portfolio which is part of our FMC Agricultural Solutions segment. Refer to Note 18 for further details.

Our intangible assets, other than goodwill, consist of the following:

		December 31, 2018			December 31, 2017
(in Millions)	Weighted avg. useful life at December 31, 2018	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization (finite life)
Customer relationships	18 years	$1,146.2	$(128.7)	$1,017.5	$1,122.5	$(73.3)	$1,049.2
Patents	7 years	1.7	(0.8)	0.9	1.9	(0.5)	1.4
Brands (1)	10 years	17.0	(5.9)	11.1	15.6	(6.2)	9.4
Purchased and licensed technologies	10 years	61.3	(32.1)	29.2	57.3	(28.9)	28.4
Other intangibles	2 years	1.9	(1.8)	0.1	1.8	(1.8)	—
		$1,228.1	$(169.3)	$1,058.8	$1,199.1	$(110.7)	$1,088.4

Intangible assets not subject to amortization (indefinite life)
Crop Protection Brands (2)	$1,259.1		$1,259.1	$1,136.1		$1,136.1
Brands (1) (3)	384.8		384.8	405.6		405.6
In-process research and development	0.7		0.7	0.7		0.7
	$1,644.6		$1,644.6	$1,542.4		$1,542.4
Total intangible assets	$2,872.7	$(169.3)	$2,703.4	$2,741.5	$(110.7)	$2,630.8
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(1)	Represents trademarks, trade names and know-how.

(2)
Represents the proprietary brand portfolios, consisting of trademarks, trade names and know-how, acquired from the DuPont Crop Protection Business Acquisition. In the fourth quarter of 2017, the Act was enacted and was identified to be a triggering event. As a result we performed an impairment assessment on the recently acquired brand portfolio and we recorded an impairment charge of approximately $42 million solely due to the new tax legislation. See Note 12 for more details.

(3)	The majority of the Brands relate to our proprietary brand portfolios acquired from the Cheminova acquisition.

At December 31, 2018, the finite life and indefinite life intangibles of our business segment is as follows:

(in Millions)	Finite life	Indefinite life
FMC Agricultural Solutions	$1,058.8	$1,644.6
Total	$1,058.8	$1,644.6

	Year Ended December 31,
(in Millions)	2018	2017	2016
Amortization Expense	$62.2	$26.8	$23.6

The estimated pre-tax amortization expense for each of the five years ending December 31, 2019 to 2023 is $62.3 million, $62.2 million, $62.0 million, $61.9 million, and $61.7 million, respectively.